Debt Issued	12 Months Ended
Dec. 31, 2018
Debt Issued
Debt Issued

23.  Debt Issued:

As of December 31, 2017 and 2018, Debt issued is detailed as follows:

	2017	2018
	MCh$	MCh$
Mortgage bonds	23,424	16,368
Bonds	5,769,334	6,772,990
Subordinated bonds	696,217	686,194
Total	6,488,975	7,475,552

During the year ended as of December 31, 2018, Banco de Chile issued bonds by an amount of Ch$2,157,587 million, from which corresponds to Current Bonds and Commercial papers by an amount of Ch$1,216,867 million and Ch$940,720 million respectively, according to the following details:

Bonds

		Amount	Terms	Annual issue
Series	Currency	MCh$	Years	rate %	Issue date	Maturity date
BCHIEA0617	UF	106,001	6	1.60	03/01/2018	03/01/2024
BCHIBN1015	UF	114,212	12	2.90	24/01/2018	24/01/2030
BCHIEF1117	UF	79,612	8	1.80	09/02/2018	09/02/2026
BCHIEP0717	UF	104,550	11	2.00	13/02/2018	13/02/2029
BCHIBT1215	UF	57,936	14	3.00	13/03/2018	13/03/2032
BCHIBW1215	UF	59,081	14	2.20	14/08/2018	14/08/2032
BCHIDY0917	UF	55,619	5	1.24	16/08/2018	16/08/2023
BCHIEN1117	UF	109,543	10	2.08	25/09/2018	25/09/2028
BCHIDX0817	UF	109,311	5	1.70	22/10/2018	22/10/2023
BCHIDY0917	UF	12,025	5	1.74	22/10/2018	22/10/2023
BCHIDY0917	UF	15,299	5	1.75	22/10/2018	22/10/2023
BCHIBY1215	UF	59,374	15	2.29	24/10/2018	24/10/2033
BCHIBX0815	UF	58,998	15	2.29	24/10/2018	24/10/2033
BCHIBZ0815	UF	59,987	15	2.23	07/12/2018	07/12/2033
BCHIEJ0717	UF	82,878	9	1.99	12/12/2018	12/12/2027
Subtotal UF		1,084,426

BCHIDH0916	CLP	20,370	4	3.80	11/06/2018	11/06/2022
BONO USD	USD	32,842	10	4.26	28/09/2018	28/09/2028
BONO CHF	CHF	79,229	5	0.57	26/10/2018	26/10/2023
Subtotal other currencies		132,441
Total as of December 31, 2018		1,216,867

Commercial Papers

			Annual interest
			Rate
Counterparty	Currency	Amount MCh$	%	Issued date	Maturity date
Wells Fargo Bank	USD	2,998	1.85	06/02/2018	08/05/2018
Wells Fargo Bank	USD	2,998	1.93	06/02/2018	08/06/2018
Wells Fargo Bank	USD	2,998	1.98	06/02/2018	09/07/2018
Wells Fargo Bank	USD	2,998	2.05	06/02/2018	06/08/2018
Wells Fargo Bank	USD	2,998	2.05	06/02/2018	08/08/2018
Wells Fargo Bank	USD	29,716	2.25	28/02/2018	28/06/2018
Wells Fargo Bank	USD	1,723	2.40	28/02/2018	29/08/2018
Citibank N.A.	USD	6,894	2.60	28/02/2018	25/02/2019
Wells Fargo Bank	USD	13,780	2.30	02/03/2018	02/07/2018
Wells Fargo Bank	USD	4,489	2.30	05/03/2018	06/07/2018
Citibank N.A.	USD	18,080	2.22	07/03/2018	05/06/2018
Wells Fargo Bank	USD	1,747	2.25	13/03/2018	11/06/2018
Wells Fargo Bank	USD	3,006	2.45	14/03/2018	11/09/2018
Wells Fargo Bank	USD	606	2.60	15/03/2018	14/12/2018
Wells Fargo Bank	USD	605	2.60	29/03/2018	28/09/2018
Wells Fargo Bank	USD	60,343	2.60	05/04/2018	04/09/2018
Wells Fargo Bank	USD	30,254	2.50	06/04/2018	01/08/2018
Wells Fargo Bank	USD	1,743	2.40	10/04/2018	09/08/2018
Wells Fargo Bank	USD	8,918	2.75	13/04/2018	12/04/2019
Wells Fargo Bank	USD	8,946	2.75	17/04/2018	16/04/2019
Citibank N.A.	USD	19,046	2.36	08/05/2018	08/08/2018
Citibank N.A.	USD	31,665	2.38	09/05/2018	07/08/2018
Citibank N.A.	USD	1,873	2.37	10/05/2018	08/08/2018
Citibank N.A.	USD	12,250	2.36	14/05/2018	15/08/2018
Wells Fargo Bank	USD	18,968	2.70	11/06/2018	01/04/2019
Wells Fargo Bank	USD	28,973	2.42	13/06/2018	24/07/2018
Wells Fargo Bank	USD	15,991	2.45	19/06/2018	20/09/2018
Citibank N.A.	USD	12,778	2.41	20/06/2018	20/09/2018
Citibank N.A.	USD	31,944	2.45	20/06/2018	03/10/2018
Wells Fargo Bank	USD	3,194	2.65	20/06/2018	13/02/2019
Citibank N.A.	USD	3,885	2.50	22/06/2018	23/11/2018
Wells Fargo Bank	USD	19,495	2.20	28/06/2018	27/07/2018
Wells Fargo Bank	USD	4,875	2.30	03/07/2018	11/09/2018
Wells Fargo Bank	USD	29,556	2.30	06/07/2018	10/09/2018
Wells Fargo Bank	USD	62,079	2.45	17/07/2018	17/10/2018
Wells Fargo Bank	USD	32,729	2.45	24/07/2018	22/10/2018
Wells Fargo Bank	USD	19,283	2.45	27/07/2018	29/10/2018
Wells Fargo Bank	USD	31,919	2.50	30/07/2018	29/11/2018
Wells Fargo Bank	USD	16,039	2.52	01/08/2018	06/12/2018
Citibank N.A.	USD	25,787	2.50	02/08/2018	06/12/2018
Wells Fargo Bank	USD	10,859	2.47	07/08/2018	14/12/2018
Wells Fargo Bank	USD	3,238	2.46	09/08/2018	14/12/2018
Wells Fargo Bank	USD	17,070	2.53	31/08/2018	28/12/2018
Wells Fargo Bank	USD	6,929	2.58	04/09/2018	06/02/2019
Citibank N.A.	USD	34,646	2.57	04/09/2018	04/01/2019
Citibank N.A.	USD	4,902	2.24	07/09/2018	09/10/2018
Citibank N.A.	USD	34,525	2.25	07/09/2018	09/10/2018
Citibank N.A.	USD	1,742	2.23	10/09/2018	09/10/2018
Wells Fargo Bank	USD	3,484	2.65	10/09/2018	11/03/2019
Wells Fargo Bank	USD	6,026	2.45	11/09/2018	06/12/2018
Bofa Merrill Lynch	USD	18,421	2.62	14/09/2018	01/03/2019
Wells Fargo Bank	USD	33,464	2.48	20/09/2018	20/12/2018
Wells Fargo Bank	USD	1,322	2.70	03/10/2018	05/04/2019
Wells Fargo Bank	USD	13,591	2.78	12/10/2018	25/04/2019
Wells Fargo Bank	USD	6,694	2.55	16/10/2018	16/01/2019
Citibank N.A.	USD	6,713	2.50	17/10/2018	04/01/2019
Citibank N.A.	USD	34,208	2.65	23/10/2018	22/01/2019
Citibank N.A.	USD	20,483	2.84	11/12/2018	11/03/2019
Wells Fargo Bank	USD	2,236	2.90	12/12/2018	12/04/2019
Wells Fargo Bank	USD	34,555	2.67	20/12/2018	19/02/2019
Wells Fargo Bank	USD	10,466	2.97	27/12/2018	02/05/2019
Wells Fargo Bank	USD	6,977	2.97	27/12/2018	29/04/2019
Total as of December 31, 2018		940,720

During the year ended December 31, 2018, there were no subordinated bonds issued.

During the year ended as of December 31, 2017, Banco de Chile issued bonds by an amount of Ch$1,399,001 million, from which corresponds to Current Bonds and Commercial papers by an amount of Ch$590,052 million and Ch$808,949 million respectively, according to the following details:

Bonds

				Annual
		Amount	Terms	issue rate
Series	Currency	MCh$	Years	%	Issue date	Maturity date
BCHIBQ0915	UF	58,643	13	3.00	20/01/2017	20/01/2030
BCHIBH0915	UF	56,338	9	2.70	01/02/2017	01/02/2026
BCHIBP1215	UF	58,157	13	3.00	06/03/2017	06/03/2030
BCHIBC1215	UF	30,544	6	2.50	06/03/2017	06/03/2023
BCHIBC1215	UF	5,554	6	2.50	07/03/2017	07/03/2023
BCHIBC1215	UF	19,600	6	2.50	12/04/2017	12/04/2023
BCHIBG1115	UF	85,115	9	2.70	09/05/2017	09/05/2026
BCHIBE1115	UF	55,097	7	2.70	16/10/2017	16/10/2024
BCHIBR1215	UF	57,350	13	3.00	17/11/2017	17/11/2030
Subtotal UF		426,398

BONO EUR	EUR	36,782	15	1.71	26/04/2017	26/04/2032
BONO JPY	JPY	55,506	20	1.02	17/10/2017	17/10/2037
BONO USD	USD	71,366	20	2.49	20/12/2017	20/12/2037
Subtotal other currencies		163,654
Total as of December 31, 2017		590,052

Commercial Papers

			Annual interest
Counterparty	Currency	Amount MCh$	rate %	Issued date	Maturity date
Citibank N.A.	USD	13,223	1.37	05/01/2017	05/06/2017
Wells Fargo Bank	USD	16,702	1.50	06/01/2017	03/07/2017
Wells Fargo Bank	USD	6,681	1.48	06/01/2017	05/07/2017
Wells Fargo Bank	USD	3,340	1.38	06/01/2017	05/06/2017
Wells Fargo Bank	USD	3,340	1.27	06/01/2017	08/05/2017
Wells Fargo Bank	USD	3,340	1.17	06/01/2017	06/04/2017
Wells Fargo Bank	USD	24,906	1.20	09/01/2017	10/04/2017
Wells Fargo Bank	USD	671	1.47	09/01/2017	10/07/2017
Citibank N.A.	USD	2,685	1.47	09/01/2017	28/07/2017
Citibank N.A.	USD	67,131	1.27	09/01/2017	12/05/2017
Wells Fargo Bank	USD	20,105	1.36	10/01/2017	09/06/2017
Bofa Merrill Lynch	USD	16,754	1.35	10/01/2017	09/06/2017
Wells Fargo Bank	USD	1,318	1.23	13/01/2017	12/05/2017
Wells Fargo Bank	USD	3,295	1.43	13/01/2017	12/07/2017
Bofa Merrill Lynch	USD	3,884	1.70	07/02/2017	06/02/2018
Bofa Merrill Lynch	USD	4,531	1.70	07/02/2017	06/02/2018
Bofa Merrill Lynch	USD	11,017	1.70	08/02/2017	07/02/2018
Wells Fargo Bank	USD	12,797	1.40	10/02/2017	01/09/2017
Wells Fargo Bank	USD	19,196	1.40	10/02/2017	11/09/2017
Wells Fargo Bank	USD	19,284	1.70	13/02/2017	12/02/2018
Wells Fargo Bank	USD	1,607	1.32	13/02/2017	14/08/2017
Citibank N.A.	USD	10,992	1.04	15/02/2017	15/05/2017
Citibank N.A.	USD	15,977	1.34	15/02/2017	15/08/2017
Citibank N.A.	USD	4,474	1.34	15/02/2017	15/08/2017
Citibank N.A.	USD	4,471	1.35	16/02/2017	08/09/2017
Wells Fargo Bank	USD	9,885	1.40	21/03/2017	29/09/2017
Bofa Merrill Lynch	USD	33,024	1.16	24/03/2017	23/06/2017
Bofa Merrill Lynch	USD	26,419	1.16	24/03/2017	23/06/2017
Bofa Merrill Lynch	USD	33,165	1.42	30/03/2017	27/09/2017
Wells Fargo Bank	USD	16,651	1.30	10/04/2017	08/08/2017
Wells Fargo Bank	USD	13,351	1.45	11/04/2017	10/10/2017
Citibank N.A.	USD	33,061	1.30	12/06/2017	12/09/2017
Wells Fargo Bank	USD	2,645	1.48	12/06/2017	11/12/2017
Bofa Merrill Lynch	USD	7,972	1.30	16/06/2017	15/09/2017
Wells Fargo Bank	USD	6,643	1.75	16/06/2017	15/06/2018
Wells Fargo Bank	USD	6,786	1.81	21/06/2017	20/06/2018
Citibank N.A.	USD	10,418	1.48	23/06/2017	19/12/2017
Citibank N.A.	USD	5,960	1.46	27/06/2017	19/12/2017
Citibank N.A.	USD	26,487	1.35	27/06/2017	23/10/2017
JPMorgan Chase	USD	33,322	1.48	11/07/2017	08/11/2017
Citibank N.A.	USD	32,871	1.52	14/07/2017	12/01/2018
Wells Fargo Bank	USD	16,284	1.55	31/07/2017	31/01/2018
Wells Fargo Bank	USD	3,257	1.55	31/07/2017	31/01/2018
Wells Fargo Bank	USD	6,513	1.42	31/07/2017	31/10/2017
Wells Fargo Bank	USD	6,513	1.42	31/07/2017	31/10/2017
Wells Fargo Bank	USD	10,952	1.52	14/08/2017	09/02/2018
Wells Fargo Bank	USD	12,852	1.52	21/08/2017	16/02/2018
Wells Fargo Bank	USD	19,047	1.47	25/08/2017	22/12/2017
Wells Fargo Bank	USD	18,708	1.63	13/10/2017	11/04/2018
Wells Fargo Bank	USD	12,472	1.63	13/10/2017	09/04/2018
Wells Fargo Bank	USD	24,944	1.77	13/10/2017	10/07/2018
Wells Fargo Bank	USD	6,236	1.91	13/10/2017	12/10/2018
Bofa Merrill Lynch	USD	12,472	1.63	13/10/2017	12/04/2018
JPMorgan Chase	USD	8,215	1.83	14/11/2017	13/08/2018
Wells Fargo Bank	USD	15,883	1.65	21/11/2017	21/03/2018
Wells Fargo Bank	USD	42,624	1.75	07/12/2017	05/03/2018
Wells Fargo Bank	USD	1,596	2.25	14/12/2017	13/12/2018
Total as of December 31, 2017		808,949

During the year ended December 31, 2017, there were no subordinated bonds issued.